Property and Equipment (Details) - Schedule of property and equipment consisted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Successor [Member]
Property, Plant and Equipment [Line Items]
Land	$ 700
Land Improvements	370
Buildings and Improvements	12,229
Furniture and Fixtures	323
Computer Equipment and Software	32
Vehicles	68
Production and Processing Equipment	5,036
Leasehold Improvements	6,444
Construction in Progress	91
Total Property and Equipment, Gross	25,293
Less accumulated depreciation	(84)
Property and Equipment, Net	$ 25,209
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Land		$ 488
Land Improvements		357
Buildings and Improvements		6,612
Furniture and Fixtures		180
Computer Equipment and Software		74
Vehicles		100
Production and Processing Equipment		4,858
Leasehold Improvements
Construction in Progress
Total Property and Equipment, Gross		12,669
Less accumulated depreciation		(4,596)
Property and Equipment, Net		$ 8,073